OTHER LONG-LIVED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Other Long-Lived Assets, Net
Other long-lived assets are as follows:

	December 31, 2017	December 31, 2018	December 31 2018
	RMB	RMB	US$
			(Note 3)
Prepaid license fee	6,515,200	6,515,200	947,597
Other	6,220	-	-

Total	6,521,420	6,515,200	947,597